Note 11 - Stock Options and Warrants (Details Textual) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	May 15, 2017	Feb. 03, 2017	Jan. 24, 2017	Jun. 17, 2016	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 13.50				$ 12.77	$ 91.50	$ 2,190
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		15,866				51,083	25,844	586
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					1,467		617	55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period					100		28	19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						9 years 146 days	9 years 146 days
Share Price					$ 7.50	$ 7.50	$ 13.50
Class of Warrant or Right, Outstanding					2,400	2,400	2,400	2,700
Class Of Warrant Or Right, Outstanding, Weighted Average Exercise Price					$ 1,265.25	$ 1,265.25	$ 1,265.25	$ 1,965
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						4 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding					$ 0	$ 0
Warrant [Member]
Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding					0	$ 0	$ 0
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						333
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						50,583	6,034	155
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						167	3,934	134
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		6,675
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		5,853
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		3,338
Employee Stock Option [Member]
Fair Value Assumptions, Expected Dividend Rate						0.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 507,911	$ 507,911	$ 843,779
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						2 years 109 days	2 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value						$ 493,090
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							5 years
Employee Stock Option [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						180 days
Employee Stock Option [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Employee Stock Option [Member] | Executive Officer [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							2 years
Employee Stock Option [Member] | Executive Officer [Member] | Maximum [Member] | Vest Quarterly Over Next Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Employee Stock Option [Member] | Executive Officer [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Employee Stock Option [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Employee Stock Option [Member] | Director [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Stock Options, Employment Agreement [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 12.75
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross Percentage of Common Stock	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	7,555		27,161
Stock Options, Employment Agreement [Member] | Vest on January 24, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			4,178
Stock Options, Employment Agreement [Member] | Vest in Eight Quarterly Installments During the Twenty-four Months Ending January 24, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			8,358
Stock Options, Employment Agreement [Member] | Vest Upon the Achievement of Three Consecutive Quarters of Positive Cash Flow [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			7,313
Stock Options, Employment Agreement [Member] | Vest Upon Sale of Earth Station Assets in Miami, Florida for Gross Proceeds Equal to or Greater than $15,000,000 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			7,312
Stock Options, Employment Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Stock Options, Employment Agreement [Member] | Share Based Compensation Award Tranches Two Three and Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value						$ 140,708